JPMorgan Total Return Fund Expense Example - A C I Shares [Member] - JPMorgan Total Return Fund	Feb. 28, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 415
Expense Example, with Redemption, 3 Years	660
Expense Example, with Redemption, 5 Years	924
Expense Example, with Redemption, 10 Years	1,677
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	208
Expense Example, with Redemption, 3 Years	473
Expense Example, with Redemption, 5 Years	863
Expense Example, with Redemption, 10 Years	1,814
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	32
Expense Example, with Redemption, 3 Years	232
Expense Example, with Redemption, 5 Years	450
Expense Example, with Redemption, 10 Years	$ 1,075